CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME [Abstract]
Revenues (including $0, $0 and $7,294 respectively, from related party) (Note 18 & 5)	$ 80,656	$ 56,367	$ 60,222
EXPENSES:
Voyage expenses (including $761, $705 and $1,008 respectively, to related party) (Note 11)	1,648	1,317	1,994
Operating lease expense (Note 6)	10,840	10,840	755
Vessel operating expenses (including $60, $17 and $37 respectively, to related party) (Note 11)	18,628	15,679	21,024
Dry-docking costs	0	361	356
Vessel depreciation (Note 4b)	13,289	7,670	13,174
Management fees-related parties (Note 5)	2,093	2,596	5,627
General and administrative expenses (including $360, $360 and $360 respectively, to related party)(Note 5)	1,617	1,943	1,932
Other operating loss (Note 15)	0	0	4,800
Loss/(Gain) on sale of vessels (Note 6 and 19)	(78)	0	12,355
Impairment on vessels (Note 19)	0	1,160	0
Operating (loss)/ income	32,619	14,801	(1,795)
OTHER EXPENSES:
Interest and finance costs (including $0, $0 and $207 respectively, to related party) (Note 12)	(14,365)	(6,998)	(20,956)
(Loss)/Gain on derivative financial instruments (Note 14)	0	66	(814)
Interest income	48	0	34
Equity gain in unconsolidated joint ventures	646	747	713
Total other expenses, net	(13,671)	(6,185)	(21,023)
Net (loss)/income	18,948	8,616	(22,818)
Comprehensive (loss)/income	18,948	8,616	(22,818)
Less: Deemed dividend for beneficial conversion feature of Series E Shares (Note 16)	0	(900)	(1,067)
Less: Deemed dividend equivalents on preferred shares related to redemption value (Note 16)	(14,400)	(437)	(3,099)
Less: Preferred shares dividend (Note 16)	(12,390)	(1,883)	(1,796)
Less: Deemed dividend on warrant inducement (Note 9)	(1,345)	0	0
Net (loss)/ income attributable to common shareholders	$ (9,187)	$ 5,396	$ (28,780)
(Loss) / Earnings per common share, basic (in dollars per share)	$ (3.03)	$ 2.71	$ (24.48)
(Loss) / Earnings per common share, diluted (in dollars per share)	$ (3.03)	$ 2.71	$ (24.48)